Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ 4,481	$ 7,277
Other comprehensive income:
Foreign currency translation adjustments		(267)
Total comprehensive loss	$ 4,481	$ 7,010